INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 15 – INCOME TAXES

For the years ended December 31, 2015 and 2014 there was no provision for income taxes and deferred tax assets have been entirely offset by valuation allowances.

As of December 31, 2015, the Company has net operating loss carry forwards of approximately $5,426,000. The carryforwards expire in years 2033 through 2035. The Company's net operating loss carry forwards may be subject to annual limitations, which could reduce or defer the utilization of the losses as a result of an ownership change as defined in Section 382 of the Internal Revenue Code.

The Company's tax expense differs from the "expected" tax expense for Federal income tax purposes, (computed by applying the United States Federal tax rate of 34% to loss before taxes), as follows:

The tax effects of the temporary differences between reportable financial statement income (loss) and taxable income (loss) are recognized as deferred tax assets and liabilities.

	Year Ended
	December 31,
	2015	2014
Tax expense (benefit) at the statutory rate	$(568,852)	$(513,616)
State income taxes, net of federal income tax benefit	(60,733)	(54,837)
Non-deductible expenses	2,135	2,178
Change in valuation allowance	627,450	566,275
Total	$—	$—

The tax effect of significant components of the Company's deferred tax assets and liabilities at December 31, 2015 and 2014, are as follows:

	Year Ended
	December 31,
	2015	2014
Deferred tax assets:
Net operating loss carryforward	$2,042,006	$1,623,458
Amortization	27,348	51,944
Stock option expense	373,456	68,477
Total gross deferred tax assets	2,442,810	1,743,879
Less: Deferred tax asset valuation allowance	(2,442,810)	(1,743,879)
Total net deferred tax assets	$—	$—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Because of the historical earnings history of the Company, the net deferred tax assets for 2015 and 2014 were fully offset by a 100% valuation allowance.